Consolidated Statements of Changes in Equity - USD ($) $ in Millions	Total	Attributable to the shareholders of the Company [Member]	Share capital [Member]	Share premium [Member]	Cumulative translation adjustment [Member]	Capital reserves [Member]	Treasury shares, at cost [Member]	Retained earnings [Member]	Non-controlling interests [Member]
Balance as at Start of Period at Dec. 31, 2017	$ 2,930	$ 2,859	$ 545	$ 186	$ (333)	$ 30	$ (260)	$ 2,691	$ 71
Share-based compensation	19	19	1	7	0	11	0	0	0
Dividends	(242)	(241)	0	0	0	0	0	(241)	(1)
Capitalization of subsidiary debt	73	0	0	0	0	0	0	0	73
Comprensive income	1,135	1,144	0	0	(91)	(58)	0	1,293	(9)
Balance as at End of Period at Dec. 31, 2018	3,915	3,781	546	193	(424)	(17)	(260)	3,743	134
Share-based compensation	12	12	0	5	0	7	0	0	0
Dividends	(275)	(273)	0	0	0	0	0	(273)	(2)
Comprensive income	409	405	0	0	(18)	13	0	410	4
Balance as at End of Period at Dec. 31, 2019	4,061	3,925	546	198	(442)	3	(260)	3,880	136
Share-based compensation	8	8	0	6	0	2	0	0	0
Dividends	(119)	(118)	0	0	0	0	0	(118)	(1)
Comprensive income	138	115	0	0	108	17	0	(10)	23
Balance as at End of Period at Dec. 31, 2020	$ 4,088	$ 3,930	$ 546	$ 204	$ (334)	$ 22	$ (260)	$ 3,752	$ 158